Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000011343 | 121 + Days
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000011343 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011343 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011343 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011343 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000011343 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000011343 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	24.60%
C000011343 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	53.90%
C000171230 | 121 + Days
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000171230 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171230 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171230 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000171230 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000171230 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000171230 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	24.60%
C000171230 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	53.90%